Offerings - Offering: 1	Jul. 24, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be at unspecified prices. The debt securities registered include any guarantees from the registrants. Each registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.